INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
INCOME TAXES
Income tax expense	$ 613	$ (1,639)	$ 11,852	$ 16,658	$ 16,497
Effective Income tax rate	22.00%	33.00%